Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Share-Based Compensation
The Park National Corporation 2013 Long-Term Incentive Plan (the "2013 Incentive Plan") was adopted by the Board of Directors of Park on January 28, 2013 and was approved by Park's shareholders at the Annual Meeting of Shareholders on April 22, 2013. The 2013 Incentive Plan made equity-based awards and cash-based awards available for grant to participants in the form of incentive stock options, nonqualified stock options, stock appreciation rights ("SARs"), restricted common shares ("Restricted Stock"), restricted stock unit awards that may be settled in common shares, cash or a combination of the two ("Restricted Stock Units"), unrestricted common shares ("Other Stock-Based Awards") and cash-based awards. Under the 2013 Incentive Plan, 600,000 common shares were authorized to be delivered in connection with grants under the 2013 Incentive Plan. The common shares to be delivered under the 2013 Incentive Plan are to consist of either common shares currently held or common shares subsequently acquired by Park as treasury shares, including common shares purchased in the open market or in private transactions. At December 31, 2018, there were 92,404 common shares subject to performance-based Restricted Stock Units (“PBRSUs”) granted under the 2013 Incentive Plan.

The Park National Corporation 2017 Long-Term Incentive Plan for Employees (the "2017 Employees LTIP") was adopted by the Board of Directors of Park on January 23, 2017 and was approved by Park's shareholders at the Annual Meeting of Shareholders on April 24, 2017. The 2017 Employees LTIP makes equity-based awards and cash-based awards available for grant to participants in the form of incentive stock options, nonqualified stock options, SARs, Restricted Stock, Restricted Stock Units, Other Stock-Based Awards and cash-based awards. Under the 2017 Employees LTIP, 750,000 common shares are authorized to be delivered in connection with grants under the 2017 Employees LTIP. The common shares to be delivered under the 2017 Employees LTIP are to consist of either common shares currently held or common shares subsequently acquired by Park as treasury shares, including common shares purchased in the open market or in private transactions. At December 31, 2018, 689,773 common shares were available for future grants under the 2017 Employee LTIP.

The Park National Corporation 2017 Long-Term Incentive Plan for Non-Employee Directors (the "2017 Non-Employee Directors LTIP") was adopted by the Board of Directors of Park on January 23, 2017 and was approved by Park's shareholders at the Annual Meeting of Shareholders on April 24, 2017. The 2017 Non-Employee Directors LTIP makes equity-based awards and cash-based awards available for grant to participants in the form of nonqualified stock options, SARs, Restricted Stock, Restricted Stock Units, Other Stock-Based Awards, and cash-based awards. Under the 2017 Non-Employee Directors LTIP, 150,000 common shares are authorized to be delivered in connection with grants under the 2017 Non-Employee Directors LTIP. The common shares to be delivered under the 2017 Non-Employee Directors LTIP are to consist of either common shares currently held or common shares subsequently acquired by Park as treasury shares, including common shares purchased in the open market or in private transactions. At December 31, 2018, 127,200 common shares were available for future grants under the 2017 Non-Employee Directors LTIP.

The 2017 Employees LTIP and the 2017 Non-Employee Directors LTIP have replaced the provisions of the 2013 Incentive Plan with respect to the grant of future awards. As a result of the approval of the 2017 Employees LTIP and the 2017 Non-Employee Directors LTIP, Park will not grant any additional awards under the 2013 Incentive Plan after April 24, 2017. Awards made under the 2013 Incentive Plan prior to April 24, 2017 will remain in effect in accordance with their respective terms.

During 2018 and 2017, Park granted 11,650 and 11,150 common shares, respectively, to directors of Park and to directors of PNB (and its divisions) under the 2017 Non-Employee Directors LTIP. During 2016, Park granted 9,950 common shares to directors of Park and to directors of PNB (and its divisions) under the 2013 Incentive Plan.  The common shares granted to directors were not subject to a vesting period and resulted in expense of $1.1 million, $1.2 million, and $950,000 in 2018, 2017, and 2016, respectively, which is included in professional fees and services on the Consolidated Statements of Income.
During 2018, the Compensation Committee of the Board of Directors of Park granted awards of PBRSUs, under the 2017 Employees LTIP, covering an aggregate of 48,053 common shares to certain employees of Park and its subsidiaries. Additionally, on July 1, 2018, Park granted 13,637 time-based restricted stock units ("TBRSUs") to certain NewDominion employees. During 2017 and 2016, the Compensation Committee of the Board of Directors of Park granted awards of PBRSUs covering an aggregate of 45,788 common shares and 41,550 common shares, respectively, under the 2013 Incentive Plan, to certain employees of Park and its subsidiaries. The number of PBRSUs earned or settled will depend on the level of achievement with respect to certain performance criteria and are also subject to service-based vesting requirements. The number of TBRSUs earned or settled are subject to service-based vesting.

A summary of changes in the common shares subject to nonvested PBRSUs and TBRSUs for the years ended December 31, 2018 and 2017 follows:

Common shares subject to PBRSUs and TBRSUs
Nonvested at January 1, 2017	85,425
Granted	45,788
Vested	(9,674)
Forfeited	(3,021)
Adjustment for performance conditions of PBRSUs (1)	(1,802)
Nonvested at January 1, 2018	116,716
Granted	61,690
Vested	(18,800)
Forfeited	(4,655)
Adjustment for performance conditions of PBRSUs (1)	(2,320)
Nonvested at December 31, 2018 (2)	152,631

(1) The number of PBRSUs earned depends on the level of achievement with respect to certain performance criteria. Adjustment herein represents the difference between the maximum number of common shares which could be earned and the actual number earned for those PBRSUs as to which the performance period was completed.
(2) Nonvested amount herein represents the maximum number of nonvested PBRSUs and TBRSUs. As of December 31, 2018, 140,134 PBRSUs and TBRSUs are expected to vest.

On March 31, 2018, an aggregate of 18,800 of the PBRSUs granted in 2014 and 2015 vested in full due to the level of achievement with respect to certain performance criteria and the satisfaction of the service-based vesting requirement. A total of 5,879 common shares were withheld to satisfy employee income tax withholding obligations. This resulted in a net number of 12,921 common shares being issued to employees of Park. On March 31, 2017, 9,674 PBRSUs granted in 2014 vested in full due to the level of achievement with respect to certain performance criteria and the satisfaction of the service-based vesting requirement. A total of 3,293 common shares were withheld to pay employee income taxes. This resulted in a net number of 6,381 common shares being issued to employees of Park.

Share-based compensation expense of $4.0 million, $2.7 million and $1.9 million was recognized for the years ended December 31, 2018, 2017 and 2016, respectively, related to PBRSU and TBRSU awards to employees. The following table details expected additional share-based compensation expense related to PBRSUs and TBRSUs currently outstanding:

(In thousands)
2019	$3,580
2020	2,390
2021	1,010
2022	223
Total	$7,203